UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lakewood Capital Management, LP

Address:  509 Madison Avenue, Suite 1914
          New York, New York 10022


13F File Number: 028-12815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Michael C. Antonacci
Title:  Chief Financial Officer
Phone:  (212) 584-2211


Signature, Place and Date of Signing:


/s/ Michael C. Antonacci.       New York, New York           November 14, 2008
-----------------------     --------------------------    ----------------------
      [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       32

Form 13F Information Table Value Total:  $83,671
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
                                                               VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP     (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
AGFEED INDUSTRIES INC          COM               00846L101        79    10,000        PUT     SOLE     NONE      10,000
ALPHA NATURAL RESOURCES INC    COM               02076X102     1,440    28,000       CALL     SOLE     NONE      28,000
AMERICAN SUPERCONDUCTOR CORP   COM               030111108       806    34,200   SH           SOLE     NONE      34,200
AMERICAN SUPERCONDUCTOR CORP   COM               030111108     1,343    57,000        PUT     SOLE     NONE      57,000
ASSOCIATED BANC CORP           COM               045487105       219    11,000        PUT     SOLE     NONE      11,000
ATP OIL & GAS CORP             COM               00208J108       654    36,700   SH           SOLE     NONE      36,700
BLACKROCK INVT QUALITY MUN T   COM               09247D105       181    17,600   SH           SOLE     NONE      17,600
BPZ RESOURCES INC              COM               055639108       172    10,000        PUT     SOLE     NONE      10,000
CITIGROUP INC                  COM               172967101     1,682    82,000        PUT     SOLE     NONE      82,000
COMCAST CORP NEW               CLASS A           20030N101     5,467   278,500   SH           SOLE     NONE     278,500
E M C CORP MASS                COM               268648102     6,644   555,500   SH           SOLE     NONE     555,500
EATON VANCE FLTING RATE INC    COM               278279104     4,490   399,850   SH           SOLE     NONE     399,850
ECHOSTAR CORP                  CLASS A           278768106     5,616   233,028   SH           SOLE     NONE     233,028
FEDERAL HOME LN MTG CORP       COM               313400301       534   312,500        PUT     SOLE     NONE     312,500
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B        400506101     4,437   173,600   SH           SOLE     NONE     173,600
GRUPO AEROPORTUARIO CTR NORT   SPON ADR          400501102       483    40,250   SH           SOLE     NONE      40,250
GRUPO TELEVISA SA DE CV        SP ADR REP ORD    40049J206     6,318   288,900   SH           SOLE     NONE     288,900
GULFPORT ENERGY CORP           COM NEW           402635304       577    57,400   SH           SOLE     NONE      57,400
HARVEST NATURAL RESOURCES IN   COM               41754V103     4,849   479,178   SH           SOLE     NONE     479,178
INTEROIL CORP                  COM               460951106       963    35,000        PUT     SOLE     NONE      35,000
LINN ENERGY LLC                UNIT LTD LIAB     536020100     3,035   198,350   SH           SOLE     NONE     198,350
LODGENET INTERACTIVE CORP      COM               540211109       197    97,000   SH           SOLE     NONE      97,000
MICROSOFT CORP                 COM               594918104     9,747   365,200   SH           SOLE     NONE     365,200
PACIFIC CAP BANCORP NEW        COM               69404P101       224    11,000        PUT     SOLE     NONE      11,000
PARKERVISION INC               COM               701354102       335    33,500        PUT     SOLE     NONE      33,500
RASER TECHNOLOGIES INC         COM               754055101       195    22,900        PUT     SOLE     NONE      22,900
REGIONS FINANCIAL CORP NEW     COM               7591EP100       139    14,500        PUT     SOLE     NONE      14,500
SYNOVUS FINL CORP              COM               87161C105       155    15,000        PUT     SOLE     NONE      15,000
TERRA INDS INC                 COM               880915103     2,370    80,600   SH           SOLE     NONE      80,600
TFS FINL CORP                  COM               87240R107     7,119   568,604   SH           SOLE     NONE     568,604
TRIPLE-S MGMT CORP             CL B              896749108     6,238   382,917   SH           SOLE     NONE     382,917
WELLPOINT INC                  COM               94973V107     6,962   148,849   SH           SOLE     NONE     148,849



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